Business Combinations - Narrative (FY) (Details)		1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 04, 2019 USD ($) Investor_owned_utility Municipality Cooperative MW	Jan. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Repayments of long-term debt						$ 390,571,000	$ 19,193,000	$ 17,896,000
Proceeds from long-term lines of credit			$ 238,000,000		$ 108,000,000	108,000,000	0	179,000,000
Regulated operating revenue, electric, non-nuclear			311,157,000		312,949,000	1,496,736,000	1,181,907,000	1,097,632,000
Decrease in other operating income			(44,908,000)		(39,397,000)	(182,832,000)	(82,332,000)	(79,580,000)
Depreciation and amortization			$ 55,873,000		49,856,000	216,320,000	170,414,000	166,854,000
NRG South Central
Business Acquisition [Line Items]
Repayments of long-term debt	$ 400,000,000	$ 400,000,000
Business combination, indemnification assets, amount as of acquisition date	10,000,000
Business combination, liabilities arising from contingencies, amount recognized	10,000,000							10,000,000
Purchase price consideration	962,200,000
Cash paid	1,000,000,000
Working capital adjustment	37,800,000
Intangible liabilities	38,300,000
Business combination, deferred revenue	58,300,000
Business combination, finite-lived intangibles	98,900,000
Net income					32,986,000	154,898,000	170,224,000
Power supply agreements
Business Acquisition [Line Items]
Business combination, finite-lived intangibles	$ 98,900,000
Cleco Cajun
Business Acquisition [Line Items]
Number of customers served | Investor_owned_utility	1
Cleco Cajun | NRG South Central
Business Acquisition [Line Items]
Business combination, indemnification assets, amount as of acquisition date								10,000,000
Business combination, liabilities arising from contingencies, amount recognized								10,000,000
Cleco Power
Business Acquisition [Line Items]
Repayments of long-term debt						20,571,000	19,193,000	17,896,000
Public utilities, requested rate increase (decrease), amount						(4,000,000)
Proceeds from long-term lines of credit						33,000,000	0	106,000,000
Regulated operating revenue, electric, non-nuclear						1,130,928,000	1,191,587,000	1,108,389,000
Decrease in other operating income						(72,833,000)	(82,330,000)	(77,522,000)
Depreciation and amortization						172,471,000	$ 162,069,000	$ 158,415,000
Cleco Holdings
Business Acquisition [Line Items]
Debt instrument, term	3 years
Debt to capital ratio	0.65
Cleco Holdings | NRG South Central
Business Acquisition [Line Items]
Cash paid	$ 102,300,000
Cleco Group | NRG South Central
Business Acquisition [Line Items]
Business combination, equity interests issued and issuable	$ 384,900,000
Sterlington, Louisiana | Natural-gas-fired Generating Station | Cleco Cajun
Business Acquisition [Line Items]
Number of megawatts in station or facility (mw) | MW	176
Jarreau, Louisiana | Natural-gas-fired Facility | Cleco Cajun
Business Acquisition [Line Items]
Number of megawatts in station or facility (mw) | MW	220
Jarreau, Louisiana | Natural-gas-fired Peaking Facility | Cleco Cajun
Business Acquisition [Line Items]
Number of megawatts in station or facility (mw) | MW	210
New Roads, Louisiana | Natural-gas-fired Generating Station | Cleco Cajun
Business Acquisition [Line Items]
Number of megawatts in station or facility (mw) | MW	540
New Roads, Louisiana | Coal-fired Generating Facility | Cleco Cajun
Business Acquisition [Line Items]
Number of megawatts in station or facility (mw) | MW	580
Jennings, Louisiana | Cleco Cajun
Business Acquisition [Line Items]
Number of megawatts in station or facility (mw) | MW	225
Jennings, Louisiana | Natural-gas-fired Peaking Facility | Cleco Cajun
Business Acquisition [Line Items]
Number of megawatts in station or facility (mw) | MW	300
Deweyville, Texas | Natural-gas-fired Generating Station | Cleco Cajun
Business Acquisition [Line Items]
Number of megawatts in station or facility (mw) | MW	1,263
Louisiana | Cleco Cajun
Business Acquisition [Line Items]
Number of customers served | Cooperative	9
Arkansas, Louisiana, And Texas | Cleco Cajun
Business Acquisition [Line Items]
Number of customers served | Municipality	3
Jointly Owned Electricity Generation Plant | New Roads, Louisiana | Coal-fired Generating Station | Cleco Cajun
Business Acquisition [Line Items]
Number of megawatts in station or facility (mw) | MW	588
Ownership interest percentage	58.00%
Bridge Loan | Cleco Holdings
Business Acquisition [Line Items]
Debt instrument, face amount	$ 300,000,000
Loans Payable | Cleco Holdings
Business Acquisition [Line Items]
Debt instrument, face amount	100,000,000
Fair Value Adjustments | NRG South Central
Business Acquisition [Line Items]
Regulated operating revenue, electric, non-nuclear				$ 500,000
Decrease in other operating income				100,000
Depreciation and amortization				$ 200,000
Acquisition-related Costs | NRG South Central
Business Acquisition [Line Items]
Net income					$ 3,900,000	$ 4,700,000
Revolving Credit Facility | Cleco Holdings
Business Acquisition [Line Items]
Proceeds from credit facility	75,000,000
Line of credit facility, maximum borrowing capacity	175,000,000
Proceeds from long-term lines of credit	75,000,000
Power supply agreements
Business Acquisition [Line Items]
Intangible liabilities	14,200,000
Acquired finite-lived intangible liabilities, weighted average useful life			7 years
Power supply agreements | NRG South Central
Business Acquisition [Line Items]
Intangible liabilities	$ 14,200,000
LTSA
Business Acquisition [Line Items]
Acquired finite-lived intangible liabilities, weighted average useful life	7 years
LTSA | NRG South Central
Business Acquisition [Line Items]
Intangible liabilities	$ 24,100,000
Acquired finite-lived intangible liabilities, weighted average useful life	7 years